Property, Plant and Equipment: (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	11,677,534
Cost: Furniture and office equipment	633,687	587,126
Accumulated Depreciation: Furniture and office equipment	(486,425)	(503,216)
Net: Furniture and office equipment	147,262	83,910
Cost: Transportation equipment	491,025	489,560
Accumulated Depreciation: Transportation equipment	(17,312)
Net: Transportation equipment	473,713	489,560
Cost: Leasehold improvements	39,185	39,185
Accumulated Depreciation: Leasehold improvements	(8,951)	(7,655)
Net: Leasehold improvements	30,234	31,530
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	13,191,431	13,143,405
Total accumulated depreciation property, plant and equipment	(512,688)	(510,871)
Total net property, plant and equipment	$ 12,678,743	$ 12,632,534